Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers	Revenue from Contracts with CustomersAll of the Company’s revenue from contracts with customers in the scope of ASC 606 is recognized within non-interest income. ASC 606 is applicable to non-interest revenue streams, such as trust and wealth management income, deposit related fees, interchange fees, merchant income, and annuity and insurance commissions.
The following table presents the components of non-interest income for the years ended December 31, 2022, 2021, and 2020 (in thousands):

	2022	2021	2020
Service charges and fees(1)
Debit card fees	$4,454	$4,413	$3,743
Deposit related fees	2,308	1,792	1,869
Other fees	93	123	88
Fiduciary and wealth management(1)
Trust fees	3,176	3,297	3,067
Advisory fees	1,575	1,342	950
Other fees	558	523	434
Net gains (losses) on securities(2)	(454)	(4)	1,944
Income from life insurance(2)	2,656	2,325	2,303
Other non-interest income(1)
FHLB dividend(2)	484	409	501
Merchant & credit card fees	801	730	576
Safety deposit fees	394	411	394
Servicing release premium	58	1,303	1,374
Wire fees	358	372	338
Other non-interest(3)	626	215	1,423
Total non-interest income	$17,087	$17,251	$19,004
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(1)Income within the scope of ASC 606 - Revenue Recognition
(2)Income excluded from the scope of ASC 606 - Revenue Recognition
(3)Includes income that arises from the Company electing the FVO as stated that is not within the scope of ASC 606.
A description of the Company’s revenue streams accounted for under ASC 606 follows:
Income from fiduciary & wealth management activities
Fiduciary and wealth management income is primarily comprised of fees earned from the management and administration of trusts and other customer assets. The Company’s performance obligation is generally satisfied over time and the resulting fees are recognized monthly, based upon the month-end market value of the assets under management and the applicable fee rate. Payment is generally received a few days after month end through a direct charge to customers’ accounts. The Company does not earn performance-based incentives. Optional services such as real estate sales and tax return preparation services are also available to existing trust and asset management customers. The Company’s performance obligation for these transactional-based services is generally satisfied at a point in time (i.e., as incurred), and that allows the Company to recognize the related revenue associated with that transaction. Payment is received shortly after services are rendered.
Annuity and insurance income primarily consists of commissions received on annuity product sales. The Company acts as an intermediary between the Company’s customer and the insurance carrier. The Company’s performance obligation is generally satisfied upon the issuance of the annuity policy. Shortly after the policy is issued, the carrier remits the commission payment to the Company, and the Company recognizes the revenue. The Company does not earn a significant amount of trailer fees on annuity sales. The majority of the trailer fees relates to variable annuity products and are calculated based on a percentage of market value at period end. Revenue is not recognized until the annuity’s market value can be determined.
Other non-interest income consists of other recurring revenue streams, such as commissions from sales of mutual funds and other investments, investment advisor fees from the Company’s wealth management product, safety deposit box rental fees, and other miscellaneous revenue streams. Commissions from the sale of mutual funds and other investments are payable on the trade date and are received in the following month, which is when the Company has satisfied its performance obligation. The Company also receives periodic service fees (i.e., trailers) from mutual fund companies typically based on a percentage of net asset value. Trailer revenue is recorded over time, usually monthly or quarterly, as net asset value is determined. Investment advisor fees from the wealth management product are earned over time and based on an annual percentage rate of the net asset value. The investment advisor fees are charged to the customer’s account in advance on the first month of the quarter, and the revenue is recognized over the following three-month period.
Service charges and fees
Service charges and fees on deposit accounts consist of monthly service fees, check orders, and other deposit account related fees. Check orders and other deposit account related fees are largely transactional based, and therefore, the Company’s performance obligation is satisfied at a point in time, and the related revenue recognized. Payment for service charges on deposit accounts is primarily received immediately or in the following month through a direct charge to customers’ accounts.
Fees, exchange, and other service charges are primarily comprised of debit and credit card income, ATM fees, merchant services income, and other service charges. Debit and credit card income is primarily comprised of interchange fees earned whenever the Company’s debit and credit cards are processed through card payment networks such as Visa. Merchant services income mainly consists of fees charged to merchants to process their debit and credit card transactions, in addition to account management fees. Other service charges include revenue from processing wire transfers, bill pay service, cashier’s checks, and other services. The Company’s performance obligation for fees, exchange, and other service charges are largely satisfied, and related revenue recognized, when the services are rendered or upon completion. Payment is typically received immediately or in the following month.
Safe deposit box rental fees are charged to the customer on an annual basis and recognized upon receipt of payment. The Company determined that since rentals and renewals occur fairly consistently over time, revenue is recognized on a basis consistent with the duration of the performance obligation.